TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Kibbutz Sdot-Yam) (Details) ₪ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Sep. 05, 2016 shares	Aug. 06, 2013 USD ($)	Aug. 06, 2013 ILS (₪)	Jan. 17, 2011	Jul. 31, 2015	Sep. 30, 2014 ILS (₪)	Dec. 31, 2019 USD ($) m² shares	Dec. 31, 2019 ILS (₪) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2011 m² properties	Dec. 31, 2019 ILS (₪) m²	Sep. 02, 2014 m²	Jan. 02, 2014 m²
Related Party Transaction [Line Items]
Area of property | m²																	30,744
Consideration for annual fee payment for the year 2013							$ 28,024
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Percentage of ownership							30.40%	30.40%
Notice period to cancel automatic renewal of agreement					6 months
Sale Lease back Transaction Additional Renewal Termo of Lease					1 year
Interest rate															6.07%	6.07%
Proceeds from sale-leaseback transaction															$ 10,900
Lease term															10 years	10 years
Annual rent															$ 1,200
Deferred tax asset							$ 367		$ 533
Deferred tax liability							760		918
Kibbutz Sdot-Yam [Member] | Land Purchase Agreement and Leaseback [Member]
Related Party Transaction [Line Items]
Agreement amount							$ 1,189		1,174		$ 1,161
Tene [Member]
Related Party Transaction [Line Items]
Number of ordinary shares held for sale under term sheet agreement with related party | shares	1,000,000
Number of shares which entity has shared voting power | shares							14,029,494	14,029,494
Mifalei Sdot-Yam [Member]
Related Party Transaction [Line Items]
Purchase period for ordinary shares held for sale under term sheet agreement	5 years
Maximum number of ordinary shares allowed for purchase | shares	2,000,000
Caesarstone Canada Inc [Member]
Related Party Transaction [Line Items]
Interest rate				0.25%
ILS [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Proceeds from sale-leaseback transaction | ₪																₪ 43,700
Annual rent | ₪																₪ 4,100
Manpower Agreement [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Contract term							10 years	10 years
Additional contract term							3 years	3 years
Expenses with related party							$ 2,408		2,548		2,896
Agreement amount							72
Manpower Agreement [Member] | ILS [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Agreement amount | ₪								₪ 250
Kibbutz Services [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Contract term												8 years	8 years
Expenses with related party							$ 1,451		1,285		1,445
Notice period to cancel agreement upon a material breach							30 days	30 days
Notice period to cancel agreement upon liquidation of the other party							45 days	45 days
Land Use Agreement [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Contract term							20 years	20 years									3 years
Notice period to cancel agreement upon liquidation of the other party							90 days	90 days
Number of facilities | properties																	1
Area of property | m²							100,000											100,000	9,000	400
Fee for land use agreement		$ 20				₪ 3	$ 30					$ 30		$ 20
Payments for land use right							4,459		4,286		$ 3,990			$ 3,847
Consideration for annual fee payment for the year 2013							3,700
Land Use Agreement [Member] | Kibbutz Sdot-Yam [Member] | Scenario One [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees							22
Land Use Agreement [Member] | ILS [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Fee for land use agreement | ₪			₪ 70			₪ 10		₪ 116,643					₪ 116,643
Consideration for annual fee payment for the year 2013 | ₪																		₪ 13
Land Use Agreement [Member] | ILS [Member] | Kibbutz Sdot-Yam [Member] | Scenario One [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees | ₪								83
Land Use Agreement [Member] | Additional Leased Area [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Agreement amount							$ 18
Land Use Agreement [Member] | Additional Leased Area [Member] | ILS [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Agreement amount | ₪								₪ 62
Land Use Agreement [Member] | Warehouse Site [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Interest rate							5.30%	5.30%
Construction of Access Road [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Amount of agreement							$ 950
Construction of Access Road [Member] | ILS [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Amount of agreement | ₪																		3,300
Paving Commitment [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Amount of agreement							58
Paving Commitment [Member] | ILS [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Amount of agreement | ₪																		200
Land Use Agreement with Kibbutz [Member]
Related Party Transaction [Line Items]
Agreement amount									$ 250
Agreement amounts expected in subsequent year							$ 318
Land Use Agreement with Kibbutz [Member] | ILS [Member]
Related Party Transaction [Line Items]
Agreement amount | ₪										₪ 950
Agreement amounts expected in subsequent year | ₪																		₪ 1,100